Report of Independent Registered Public Accounting Firm

To the Board of Trustees of

Neuberger Berman Equity Funds and Shareholders of:

Neuberger Berman Dividend Growth Fund

Neuberger Berman Emerging Markets Equity Fund

Neuberger Berman Equity Income Fund

Neuberger Berman Focus Fund

Neuberger Berman Genesis Fund

Neuberger Berman Global Equity Fund

Neuberger Berman Global Real Estate Fund

Neuberger Berman Greater China Equity Fund

Neuberger Berman Guardian Fund

Neuberger Berman International Equity Fund

Neuberger Berman International Select Fund

Neuberger Berman International Small Cap Fund

Neuberger Berman Large Cap Value Fund

Neuberger Berman Real Estate Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Neuberger Berman Dividend Growth Fund, Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman Equity Income Fund, Neuberger Berman Focus Fund, Neuberger Berman Genesis Fund, Neuberger Berman Global Equity Fund, Neuberger Berman Global Real Estate Fund, Neuberger Berman Greater China Equity Fund, Neuberger Berman Guardian Fund, Neuberger Berman International Equity Fund, Neuberger Berman International Select Fund, Neuberger Berman International Small Cap Fund, Neuberger Berman Large Cap Value Fund, and Neuberger Berman Real Estate Fund (collectively referred to as the “Funds”) (fourteen of the series constituting Neuberger Berman Equity Funds (the “Trust”), including the schedules of investments,  as of August 31, 2019 and the related statement of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (fourteen of the series constituting Neuberger Berman Equity Funds) at August 31, 2019, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual Fund constituting Neuberger Berman Equity Funds	Statement of operations	Statement of changes in net assets	Financial highlights
Neuberger Berman Dividend Growth Fund	For the year ended August 31, 2019	For each of the two years in the period ended August 31, 2019	For each of the three years in the period ended August 31, 2019 and the period from December 15, 2015 (commencement of operations) through August 31, 2016

Neuberger Berman Emerging Markets Equity Fund

Neuberger Berman Equity Income Fund

Neuberger Berman Focus Fund

Neuberger Berman Genesis Fund

Neuberger Berman Global Equity Fund

Neuberger Berman Greater China Equity Fund

Neuberger Berman Guardian Fund

Neuberger Berman International Equity Fund

Neuberger Berman International Select Fund

Neuberger Berman Large Cap Value Fund

Neuberger Berman Real Estate Fund

	For the year ended August 31, 2019	For each of the two years in the period ended August 31, 2019	For each of the five years in the period ended August 31, 2019
Neuberger Berman Global Real Estate Fund	For the year ended August 31, 2019	For each of the two years in the period ended August 31, 2019	For each of the four years in the period ended August 31, 2019 and the period from December 30, 2014 (commencement of operations) through August 31, 2015
Neuberger Berman International Small Cap Fund	For the year ended August 31, 2019	For each of the two years in the period ended August 31, 2019	For each of the two years in the period ended August 31, 2019 and the period from December 8, 2016 (commencement of operations) through August 31, 2017

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.  The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ ERNST & YOUNG, LLP

We have served as the auditor of one or more Neuberger Berman investment companies since 1954.

Boston, Massachusetts

October 18, 2019